Leases - Lessee: Supplemental Balance Sheet Information (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥)
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	¥ 274,486
Operating lease, Total lease liabilities	271,093
Operating lease, Other Liabilities	¥ 271,093
Operating lease, Weighted average remaining lease term	14 years
Operating lease, Weighted average discount rate	1.15%
Right-of-use asset (finance leases)	¥ 2,308
Finance leases, Total lease liabilities	2,914
Finance leases, Other Liability	¥ 2,914
Finance leases, Weighted average remaining lease term	9 years
Finance leases, Weighted average discount rate	3.02%
Investment in Operating Leases
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	¥ 128,951
Right-of-use asset (finance leases)	0
Property under Facility Operations
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	69,719
Right-of-use asset (finance leases)	2,299
Office Facilities
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	75,816
Right-of-use asset (finance leases)	¥ 9